INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Our partnership is a flow through entity for tax purposes and as such is not subject to taxation. However, income taxes are recognized for the amount of taxes payable by the partnership’s corporate subsidiaries and for the impact of deferred tax assets and liabilities related to such subsidiaries.
(a)Deferred Income Tax Balances
The sources of deferred income tax balances are as follows:

	As of December 31,
US$ MILLIONS	2025	2024
Deferred income tax assets
Tax losses carried forward	$2,135	$2,143
Financial instruments and other	985	717
	$3,120	$2,860
Deferred income tax liabilities
Long lived assets	$(12,470)	$(9,836)
Investment in associates and investment properties	(240)	(571)
	$(12,710)	$(10,407)
Net deferred income tax liabilities	$(9,590)	$(7,547)
Reflected in the Consolidated Statements of Financial Position as follows:
Deferred income tax assets	$208	$120
Deferred income tax liabilities	(9,798)	(7,667)
Net deferred income tax liabilities	$(9,590)	$(7,547)
The deferred tax asset related to losses available for carry forward includes $132 million (2024: $105 million) of tax benefits that have been recognized based on projections of future taxable profits. In addition, we also consider tax planning opportunities that will create taxable income in the period in which the unused tax losses can be utilized.
The sources of deferred income tax balances and movements are as follows:

		Recognized in
US$ MILLIONS	Jan. 1, 2025	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2025
Deferred income tax assets related to non-capital losses and capital losses	$2,143	$63	$—	$(29)	$(42)	$2,135
Deferred income tax liabilities related to differences in tax and book basis, net	(9,690)	93	(345)	78	(1,861)	(11,725)
Net deferred income tax liabilities	$(7,547)	$156	$(345)	$49	$(1,903)	$(9,590)

		Recognized in
US$ MILLIONS	Jan. 1, 2024	Net Income	Other Comprehensive Income	Other(1)	Acquisitions/ Dispositions	Dec. 31, 2024
Deferred income tax assets related to non-capital losses and capital losses	$2,162	$188	$—	$(207)	$—	$2,143
Deferred income tax liabilities related to differences in tax and book basis, net	(9,958)	136	(213)	811	(466)	(9,690)
Net deferred income tax liabilities	$(7,796)	$324	$(213)	$604	$(466)	$(7,547)

(1)Other items relates to foreign exchange as deferred income taxes are calculated based on the functional currency of each operating entity.
A deferred tax asset is not recognized in respect of deductible temporary differences of $121 million (2024: $214 million), unused capital losses of $8,987 million (2024: $10,615 million) and unused non-capital losses of $4,053 million (2024: $3,026 million). Of the total deductible temporary differences of $121 million (2024: $214 million), $4 million expire after two years from the reporting date, $12 million expire after three years from the reporting date and $105 million do not expire. Of the unused capital losses of $8,987 million (2024: $10,615 million), $7,515 million expire after one year from the reporting date, $1,314 million expire after four years from the reporting date, $4 million expire beyond five years from the reporting date and $154 million do not expire.
The following table details the expiry date, if applicable, of the non-capital losses:

	Year of Expiration
US$ MILLIONS	2026	2027	2028	2029	2030	Beyond	Do not expire	Total
As of December 31, 2025	$133	$25	$41	$10	$13	$472	$3,359	$4,053

	Year of Expiration
US$ MILLIONS	2025	2026	2027	2028	2029	Beyond	Do not expire	Total
As of December 31, 2024	$18	$6	$20	$35	$10	$416	$2,521	$3,026
(b)Income Tax Recognized in Profit or Loss
The major components of income tax expense include the following:

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Tax expense comprises:
Current income tax expense	$745	$594	$576
Deferred income tax expense (recovery)
Origination and reversal of temporary differences	(209)	(247)	(51)
Changes in tax rates or the imposition of new taxes	(6)	(13)	4
Unrecognized deferred taxes	59	(64)	52
Total income tax expense	$589	$270	$581
Net income before income tax expense reconciles to income tax expense as follows:
Net income before income tax	$3,121	$1,953	$2,029
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	522	524	622
Change in substantively enacted tax rates	(6)	(13)	4
International operations subject to different tax rates	13	35	(10)
Taxable income attributable to non-controlling interests	(107)	(106)	(73)
Portion of gains subject to different tax rates	80	(150)	(64)
Deferred tax assets not recognized	59	(64)	52
Permanent differences and other	28	44	50
Income tax expense recognized in profit or loss	$589	$270	$581
As the partnership is not subject to tax, the above reconciliation has been prepared using a composite statutory rate for jurisdictions where Brookfield Infrastructure’s subsidiaries operate. The composite rate has decreased due to changes in the related operating income in the various subsidiaries and changes in local statutory rates.
The partnership has approximately $5 million (2024: $57 million) of temporary differences associated with investments in subsidiaries, and associates for which no deferred income taxes have been provided.
(c)Income Tax Recognized Directly in Other Comprehensive Income

US$ MILLIONS	2025	2024	2023
Deferred income tax arising on income and expenses recognized in other comprehensive income:
Revaluation of property, plant and equipment	$(400)	$(232)	$(169)
Cash flow hedges	60	39	61
Pension plan actuarial changes	(5)	(20)	1
Total income tax expense recognized directly in other comprehensive income	$(345)	$(213)	$(107)